Profit from Operations - Summary Costs of Integrating Acquired Businesses into Existing Operations (Details) - Restructuring and Integration Costs - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefit Costs and Depreciation, Amortisation and Impairment [Line Items]
Employee benefit costs	£ 364	£ 176	£ 193
Depreciation, amortisation and impairment costs	63	48	85
Other operating expenses	145	145	330
Other operating income	(7)	(6)	(8)
Business combination integration cost	£ 565	£ 363	£ 600